Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Alpine Auto Brokers Inc.
Entity Central Index Key	0001642365
Entity Tax Identification Number	38-3970138
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	46 Reeves Road
Entity Address, Address Line Two	Pakuranga 2010
Entity Address, City or Town	New Zealand
City Area Code	+61
Local Phone Number	405223877
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false